Other Investments	12 Months Ended
Jun. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Other Investments
Note 4.  Other Investments
Purchase of Equity Investment
In November 2017, the Company acquired a 93.8% equity investment in a privately-held company for $51.5 million. The Company’s pro-rata share of earnings from this investment since the acquisition date was $1.3 million and $2.4 million for the years ended June 30, 2019 and 2018, respectively, and was recorded in other expense (income), net in the Consolidated Statement of Earnings.
This investment is accounted for under the equity method of accounting (“Equity Investment”). The following table summarizes the Company's equity in this nonconsolidated investment:

	Interest	Ownership % as of	Equity as of
Location	Type	June 30, 2019	June 30, 2019 ($000)
USA	Equity Investment	93.8%	$57,645

The Equity Investment has been determined to be a variable interest entity because the Company has an overall 93.8% economic position in the investee, comprising a significant portion of its capitalization, but has only a 25% voting interest. The Company’s obligation to receive rewards and absorb expected losses is disproportionate to its voting interest. The Company is not the primary beneficiary because it does not have the power to direct the activities of the equity investment that most significantly impact its economic performance. Certain business decisions, including decisions with respect to operating budgets, material capital expenditures, indebtedness, significant acquisitions or dispositions, and strategic decisions, require the approval of owners holding a majority percentage in the Equity Investment. Beginning on the date it was acquired, the Company accounted for its interest as an equity method investment as the Company has the ability to exercise significant influence over operating and financial policies of the Equity Investment.
As of June 30, 2019, the Company’s maximum financial statement exposure related to the Equity Investment was approximately $57.6 million, which is included in Investments on the Consolidated Balance Sheet as of June 30, 2019.
The Company has the right to purchase all of the outstanding interest of each of the minority equity holders and the minority equity holders have the right to cause the Company to purchase all of their outstanding interests at any time on or after the third anniversary of the investment, or earlier upon certain events. The purchase price is equal to the greater of: (a) (i) the product of the aggregate trailing 12-month revenues of the equity investment preceding the date of purchase, multiplied by (ii) a factor of
2.9 multiplied by (iii) a factor of 0.723, multiplied by (iv) the percentage interest owned by each minority equity holder and (b) $966,666. The Company performed a Monte Carlo simulation to estimate the fair value of the net put option at the investment date and recorded a liability of $2.2 million in Other long-term liabilities in the Consolidated Balance Sheet in accordance with ASC 815-10, Derivatives and Hedging. The fair value of the net put option is adjusted as necessary on a quarterly basis, with any changes in the fair value recorded through earnings. The change in fair value of the net purchase option from the investment date to June 30, 2019 was not material.
Guangdong Fuxin Electronic Technology Equity Investment
The Company has an equity investment of 20% in Guangdong Fuxin Electronic Technology, based in Guangdong Province, China, which is accounted for under the equity method of accounting. The total carrying value of the investment recorded at June 30, 2019 and June 30, 2018 was $14.1 million and $12.9 million, respectively. During the years ended June 30, 2019, 2018 and 2017, the Company’s pro-rata share of earnings from this investment was $1.9 million, $1.2 million and $0.7 million, respectively, and was recorded in other expense (income), net in the Consolidated Statements of Earnings. During the years ended June 30, 2019, 2018 and 2017, the Company received dividends from this equity investment of $0.7 million, $0.4 million and $0.4 million, respectively.
Other Equity Investment
During the quarter ended September 30, 2018, the Company acquired a 10% equity investment in a privately-held company for $4.5 million.  The Company has determined that the equity interest does not give it the ability to exercise significant influence or joint control.  Therefore, the Company will not account for this investment under the equity method of accounting.  Under ASU 2016-1, Financial Instruments, the Company has elected the measurement alternative, as the investment does not have a readily determinable fair value.  Under the alternative, the Company measures the investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investment of the Company for which there were none during the year ended June 30, 2019.